Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Taxes (Details) [Line Items]
Effective tax rate	33.46%	24.66%	37.01%	(459.15%)
Statutory tax rate			21.00%
Income taxes paid			$ 974,000		$ 0	$ 226,000
Change in valuation allowance						139,385
Federal [Member]
Income Taxes (Details) [Line Items]
Income taxes paid				$ 0
Operating Loss Carryforwards						0
State [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards						$ 65,000